Offerings	May 07, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, these securities.

(2)
Indeterminate aggregate offering prices and/or numbers of securities are being registered that from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee subject to the conditions set forth in such rules.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Notes
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, these securities.

(2)
Indeterminate aggregate offering prices and/or numbers of securities are being registered that from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee subject to the conditions set forth in such rules.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, these securities.

(2)
Indeterminate aggregate offering prices and/or numbers of securities are being registered that from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee subject to the conditions set forth in such rules.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, these securities.

(2)
Indeterminate aggregate offering prices and/or numbers of securities are being registered that from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of the entire registration fee subject to the conditions set forth in such rules.